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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25

SEC FILE NUMBER

CUSIP NUMBER
#1925M109
NOTIFICATION OF LATE FILING
(Check One): Form 10-K Form 20-F Form 11-K     X  Form 10-Q
Form N-SAR

For Period Ended:     September 30, 2003

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended.: _______________

Read Instruction (on back page) Before Preparing Form.
Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herin.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION
Full Name of Registrant     Coinless Systems, Inc.
Former Name if Applicable   Medical Resources Technology Ltd.
Address of Principal Executive Office
(Street and Number)         5333 So. Arville St., Suite 209
City, State and Zip Code    Las Vegas, NV  89118

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.
(Check box if appropriate)

 X
(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE
State below in reasonable detail the reasons why Forms
10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

"Registrant (Coinless Systems, Inc.) is unable to file its Quarterly report on form 10Q for the period ending
September 30, 2003 within the timeframe because the Registrant is in the process of completing its review."


PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in
regard to this notification
Darryl D. Dorsett
(Name)
(909)
(Area Code)
246-9848
(Telephone Number)
(2) Have all other periodic reports required under
Section 13 or 15(d) of the Securities Exchange Act of
1934 or Section 30 of the Investment Company Act of 1940
during the preceding 12 months or for such shorter
period that the registrant was required to file such
report(s) been filed? If answer is no, identify report(s).
   X  Yes    No
________________________________________________________
(3) Is it anticipated that any significant change in
results of operations from the corresponding period
for the last fiscal year will be reflected by the
earnings statements to be included in the subject
report or portion thereof?  Yes     X  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


COINLESS SYSTEMS, INC.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  11/17/03     By: /s/   Darryl D. Dorsett,  CFO


ATTENTION
Intentional misstatements or omissions of fact constitute
Federal Criminal Violations (See 18 U.S.C. 1001).

http://www.sec.gov/divisions/corpfin/forms/12b-25.htm
Last update: 10/21/2002